Income Taxes (Tables)	12 Months Ended
Jan. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of the loss before income taxes are as follows:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Domestic	$(131,478)	$(127,599)	$(123,760)
Foreign	(3,536)	1,569	176
Total loss before income taxes	$(135,014)	$(126,030)	$(123,584)

Schedule of Components of Income Tax Expense (Benefit)
The provision for (benefit from) income taxes consists of the following (in thousands):

	Year Ended January 31,
(in thousands)	2022	2021	2020
Current
Federal	$—	$—	$—
State	15	23	29
Foreign	3,488	1,095	500
Total current tax provision	3,503	1,118	529
Deferred
Federal	30	60	—
State	(2)	30	—
Foreign	(1,421)	(135)	(399)
Total deferred tax benefit	(1,393)	(45)	(399)
Income tax provision	$2,110	$1,073	$130

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation between the U.S. federal statutory income tax and the Company’s effective tax rates as a percentage of loss before income taxes is as follows:

	Year Ended January 31,
	2022	2021	2020
Provision computed at federal statutory rate	21.0%	21.0%	21.0%
States taxes, net of federal benefit	3.7%	2.4%	2.4%
Foreign rate differential	(2.2)%	(0.8)%	(1.0)%
Revaluation gain/loss	0.9%	(5.0)%	0.1%
Tax credits	2.5%	2.3%	2.0%
Change in valuation allowance	(27.3)%	(21.3)%	(23.9)%
Other	(0.2)%	0.5%	(0.7)%
Effective tax rate	(1.6)%	(0.9)%	(0.1)%

Schedule of Deferred Tax Assets and Liabilities
The components of the Company’s deferred tax assets and liabilities are as follows:

	January 31,
(in thousands)	2022	2021
Deferred tax assets
Net operating loss carryforwards	$114,654	$92,570
Tax Credit carryforwards	21,245	17,679
Stock-based compensation	8,252	4,013
Deferred revenue	3,909	5,239
Excess interest expense	8,656	6,799
Other	12,208	4,826
Total deferred tax assets	168,924	131,126
Valuation allowance	(166,081)	(126,270)
Total deferred tax assets	2,843	4,856
Deferred tax liabilities
Property and equipment	—	—
Intangible assets	(2,701)	(4,432)
Total deferred tax liabilities	(2,701)	(4,432)
Net deferred tax assets	$142	$424

Summary of Valuation Allowance
The net change in the total valuation allowance is as follows:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Valuation allowance, beginning of year	$126,270	$102,758	$73,155
Change in valuation allowance	39,811	23,512	29,603
Valuation allowance, end of year	$166,081	$126,270	$102,758

Schedule of Unrecognized Tax Benefits Roll Forward
The Company’s unrecognized tax benefits are as follows:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Beginning of year	$4,714	$3,918	$3,234
Additions based on tax positions related to the current year	906	796	684
Additions for tax positions of prior years	68	—	—
End of year	$5,688	$4,714	$3,918